Guarantees, commitments and risks (Details 9) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Gross amount of financial assets and liabilities	€ 16,952	€ 18,489
Gross amount of financial assets and liabilities subject to offsetting	1,215	896
Net amount of financial assets and liabilities	15,737	17,593
Other Assets Current [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Gross amount of financial assets and liabilities	2,852	3,872
Gross amount of financial assets and liabilities subject to offsetting	1,279	1,281
Net amount of financial assets and liabilities	1,573	2,591
Trade and other liabilities [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Gross amount of financial assets and liabilities	17,963	17,599
Gross amount of financial assets and liabilities subject to offsetting	1,215	896
Net amount of financial assets and liabilities	16,748	16,703
Other liabilities current [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Gross amount of financial assets and liabilities	2,794	3,880
Gross amount of financial assets and liabilities subject to offsetting	1,279	1,281
Net amount of financial assets and liabilities	€ 1,515	€ 2,599